Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Disaggregation of Revenue [Table Text Block]
DPL's revenue from contracts with customers was $740.2 million and $743.8 million for the years ended December 31, 2019 and 2018, respectively. The following table presents our revenue from contracts with customers and other revenue by segment for the years ended December 31, 2019 and 2018:

$ in millions	Utility	Other	Adjustments and Eliminations	Total
	Year ended December 31, 2019
Retail revenue
Retail revenue from contracts with customers	$645.3	$—	$—	$645.3
Other retail revenue (a)	22.0	—	—	22.0
Wholesale revenue
Wholesale revenue from contracts with customers	17.2	14.2	(1.1)	30.3
RTO ancillary revenue	43.5	0.2	—	43.7
Capacity revenue	6.2	5.3	—	11.5
Miscellaneous revenue from contracts with customers (b)	—	9.4	—	9.4
Miscellaneous revenue	1.2	3.1	(3.2)	1.1
Total revenues	$735.4	$32.2	$(4.3)	$763.3

	Year ended December 31, 2018
Retail revenue
Retail revenue from contracts with customers	$625.8	$—	$(1.0)	$624.8
Other retail revenue (a)	32.1	—	—	32.1
Wholesale revenue
Wholesale revenue from contracts with customers	29.9	22.1	—	52.0
RTO ancillary revenue	43.1	0.1	—	43.2
Capacity revenue	7.8	6.6	—	14.4
Miscellaneous revenue from contracts with customers (b)	—	9.4	—	9.4
Miscellaneous revenue	—	2.8	(2.8)	—
Total revenues	$738.7	$41.0	$(3.8)	$775.9

(a)	Other retail revenue primarily includes alternative revenue programs not accounted for under FASC 606.
(b)
Miscellaneous revenue from contracts with customers primarily includes revenues for various services provided by Miami Valley Lighting.